SCHEDULE OF INVESTMENTS CLASSIFIED BY CONTRACTUAL MATURITY DATE (Details) - Old Glory Holding Co [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Amortized cost	$ 163,257	$ 434
Estimated fair value	162,706	$ 423
Estimated Fair Value [Member]
Lessee, Lease, Description [Line Items]
Amortized cost	6,356
Estimated fair value	6,362
Collateralized Mortgage-Backed Securities [Member]
Lessee, Lease, Description [Line Items]
Amortized cost	99,656
Estimated fair value	99,425
Agency Guaranteed Student Loan Bonds [Member]
Lessee, Lease, Description [Line Items]
Amortized cost	57,245
Estimated fair value	56,919
Due in 1 Year [Member]
Lessee, Lease, Description [Line Items]
Amortized cost	4,156
Estimated fair value	4,157
Due After One Through Five Years [Member]
Lessee, Lease, Description [Line Items]
Amortized cost	2,200
Estimated fair value	2,205
Due After Five Through Ten Years [Member]
Lessee, Lease, Description [Line Items]
Amortized cost
Estimated fair value
Due After Ten Years [Member]
Lessee, Lease, Description [Line Items]
Amortized cost
Estimated fair value